Fair value measurements: (Tables) - EBP 008 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan's Investments With a Reported NAV

The following tables set forth a summary of the Plan’s investments with a reported NAV at December 31, 2025 and 2024:

	Fair Value Estimated Using Net Asset Value per Share December 31, 2025
Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
JPMorgan Chase Bank Large Cap Growth Fund; CF-A Class	$103,013,795	None	Immediate	None	None
MFS Mid Cap Growth Fund	$20,966,523	None	Immediate	None	None
Vanguard Retirement Savings Trust III	$46,241,716	None	Immediate	None	None
Vanguard Target Retirement 2020 Trust I	$15,279,799	None	Immediate	None	None
Vanguard Target Retirement 2025 Trust I	$35,817,741	None	Immediate	None	None
Vanguard Target Retirement 2030 Trust I	$42,334,165	None	Immediate	None	None
Vanguard Target Retirement 2035 Trust I	$71,416,042	None	Immediate	None	None
Vanguard Target Retirement 2040 Trust I	$58,649,294	None	Immediate	None	None
Vanguard Target Retirement 2045 Trust I	$63,934,834	None	Immediate	None	None
Vanguard Target Retirement 2050 Trust I	$60,002,454	None	Immediate	None	None
Vanguard Target Retirement 2055 Trust I	$40,905,312	None	Immediate	None	None
Vanguard Target Retirement 2060 Trust I	$22,965,389	None	Immediate	None	None
Vanguard Target Retirement 2065 Trust I	$5,786,068	None	Immediate	None	None
Vanguard Target Retirement 2070 Trust I	$474,415	None	Immediate	None	None
Vanguard Target Retirement Income Trust I	$8,441,262	None	Immediate	None	None
Vanguard Target Retirement Income And Growth Trust I	$311,013	None	Immediate	None	None

	Fair Value Estimated Using Net Asset Value per Share December 31, 2024
Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
MFS Mid Cap Growth Fund	$21,637,803	None	Immediate	None	None
Vanguard Retirement Savings Trust III	$49,644,388	None	Immediate	None	None
Vanguard Target Retirement 2020 Trust II	$15,805,926	None	Immediate	None	None
Vanguard Target Retirement 2025 Trust II	$35,099,380	None	Immediate	None	None
Vanguard Target Retirement 2030 Trust II	$34,175,564	None	Immediate	None	None
Vanguard Target Retirement 2035 Trust II	$57,344,525	None	Immediate	None	None
Vanguard Target Retirement 2040 Trust II	$44,770,353	None	Immediate	None	None
Vanguard Target Retirement 2045 Trust II	$50,445,484	None	Immediate	None	None
Vanguard Target Retirement 2050 Trust II	$44,423,475	None	Immediate	None	None
Vanguard Target Retirement 2055 Trust II	$30,254,697	None	Immediate	None	None
Vanguard Target Retirement 2060 Trust II	$15,743,635	None	Immediate	None	None
Vanguard Target Retirement 2065 Trust II	$3,629,313	None	Immediate	None	None
Vanguard Target Retirement 2070 Trust II	$143,546	None	Immediate	None	None
Vanguard Target Retirement Income Trust II	$7,847,514	None	Immediate	None	None
Vanguard Target Retirement Income And Growth Trust II	$143,899	None	Immediate	None	None

Schedule of Plan's Assets at Fair Value

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024. The following tables do not include the Plan’s interest in the Church & Dwight Co., Inc. Master Trust for Salaried and Hourly 401(k) Plans because that information is presented in a separate disclosure (see Note 8).

2025	Level 1	Level 2	Level 3	Total
Mutual funds	$301,753,250	$-	$-	$301,753,250
Money market fund	2,357,312	-	-	2,357,312
Total assets in the fair value hierarchy	304,110,562	-	-	304,110,562
Investments measured at net asset value(a)	-	-	-	596,539,822
Total assets excluding Plan's interest in the Church & Dwight Co., Inc. Master Trust for Salaried and Hourly 401(k) Plans	$304,110,562	$-	$-	$900,650,384

2024	Level 1	Level 2	Level 3	Total
Mutual funds	$350,083,902	$-	$-	$350,083,902
Money market fund	2,548,739	-	-	2,548,739
Total assets in the fair value hierarchy	352,632,641	-	-	352,632,641
Investments measured at net asset value(a)	-	-	-	411,109,502
Total assets excluding Plan's interest in the Church & Dwight Co., Inc. Master Trust for Salaried and Hourly 401(k) Plans	$352,632,641	$-	$-	$763,742,143

In accordance with FASB ASC 820, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.